Components of Income Tax Provision (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current:
Domestic	$ 1,055		$ (361)
Foreign	4,499	20,898	9,336
Total current provision	5,554	20,898	8,975
Deferred:
Domestic	11,384	(396)	8,701
Foreign	2,641	18,504	(6,535)
Total deferred provision (benefit)	14,025	18,108	2,166
Income tax provision	19,579	39,006	11,141
Pension and postretirement liabilities	(21)
Foreign currency translation	(904)	308	280
Total income tax expense in comprehensive income	$ 18,654	$ 39,314	$ 11,421